Legal & Compliance                              Securities & Exchange Commission
David Collins                                   450 Fifth Street, N.W
Director - Legal & Compliance                   Judiciary Plaza
                                                Washington, D.C 20549

020 7426 2795                                   1 May 2002
e-mail: david.collins@csam.com

Form 13F of Credit Suisse Asset Management Ltd

Dear Sir/Madam

In accordance with the requirements of section 13(f) of the Securities Exchange Act 1934, I enclose a completed form 13(f) on behalf of Credit Suisse Asset Management Ltd (London) (CSAML) and Credit Suisse Asset Management (UK) Ltd (CSAMUK).

Please note that Credit Suisse Asset Management acquired CSAM(UK) (formerly SLC Asset Management Ltd) in December last year. We are currently in the process of transferring all investment business from CSAM(UK) to CSAML. Prior to this acquisition, CSAML excercised investment discretion over less than $100m section 13(f) securities, and was therefore not required to file a report. Post-acquisition, our aggregated investments under management have risen to meet this reporting requirement. Therefore we are now filing our first section 13(f) report to the SEC for both entities. Until we have completed the transferral of CSAM(UK)'s business to CSAML, we will continue to file this report on an aggregated basis.

Please do not hesitate to contact me should you require further information.

Yours sincerely


CREDIT SUISSE ASSET MANAGEMENT LIMITED

David Collins
Director - Legal & Compliance

Form 13F
Report for the Calendar year or Quarter Ended: March 31, 2002
Name of Institutional Investment Manager:   Credit Suisse Asset Management Ltd
Business Address:                           Street: Beaufort House, 15 St
                                            Botolph Street
                                            City: London
                                            State: N/A
                                            Zip: EC3A 7JJ
13F File No:                                28-

Person signing this report (and phone no):  David Collins, Director - Legal &
                                            Compliance,  (+44 (0) 20 7426 2795)

Report Type:                                13F Holdings Report
Report Summary:                             Number of Included Managers:      1

List of Other included Managers:
Credit Suisse Asset Management (UK) Ltd

                                                                                                        Item 5.
                                                                  Item 3.              Item 4.          Shares or
Item 1.                             Item 2.                       SECURITY ID          Fair Market      Principal
Name of Issuer                      Title of Class                Number               Value            Amount
-------------------------------------------------------------------------------------------------------------------
  ADVANCED MARKETING SERVICES       COMM STK PAR USD 0.001        2008206                 360,000.00     15,000.00
  AFLAC INC                         COMM STK PAR USD 0.10         2026361              15,983,601.50    541,817.00
  AFLAC INC                         COMM STK PAR USD 0.10         2026361              11,190,825.00    379,350.00
  ALCAN INC                         COMM STK NO PAR               2013192               1,426,680.00     36,000.00
  ALCOA INC COMMON STOCK PAR 0      COMM STK USD PAR 1.00         2021805               8,022,089.88    212,562.00
  ALCOA INC COMMON STOCK PAR 0      COMM STK USD PAR 1.00         2021805               3,377,730.00     89,500.00
  AMERICAN INTERNATIONAL GROUP      COMM STK USD PAR 2.5          2027342              15,007,644.90    208,035.00
  AMERICAN INTERNATIONAL GROUP      COMM STK USD PAR 2.5          2027342              13,363,935.00    181,250.00
  AMR CORP/DEL                      COMM STK USD PAR 1.00         US0017651060          5,531,019.89    209,429.00
  AMR CORP/DEL                      COMM STK USD PAR 1.00         US0017651060          3,923,205.50    148,550.00
  ANADARKO PETROLEUM CORP           COMM STK USD PAR 0.10         US0325111070             57,625.24      1,021.00
  AOL TIME WARNER INC               COMM STK PAR USD .01          2712165              18,208,442.45    769,913.00
  AOL TIME WARNER INC               COMM STK PAR USD .01          2712165              14,952,712.50    625,250.00
  APACHE CORPORATION                COMM STK USD PAR 1.25         2043962                 568,800.00     10,000.00
  AT&T WIRELESS SERVICES INC        COMMON STOCK PAR USD 1        2781057               4,448,749.65    497,067.00
  AT&T WIRELESS SERVICES INC        COMMON STOCK PAR USD 1        2781057               3,573,287.50    399,250.00
  BANK OF AMERICA CORP              COMM STK USD PAR .01          2295677               6,221,381.28     91,464.00

                                                                           Item 8.
                                    Item 6.                                Voting Auth
                                    Discretion                             (Shares)
                                    (a)Sole Instr.v          Item 7.       (a) Sole
                                    (b)Shared as defined     Managers      (b) Shared
                                    (c)Shared (d)            See Instr.v   (c) None
                                    ----------------------------------------------------
   ADVANCED MARKETING SERVICES      (a)                      N/A           (a)
   AFLAC INC                        (a)                      N/A           (a)
   AFLAC INC                        (c)                      N/A           (c)
   ALCAN INC                        (a)                      N/A           (a)
   ALCOA INC COMMON STOCK PAR 0     (a)                      N/A           (a)
   ALCOA INC COMMON STOCK PAR 0     (c)                      N/A           (c)
   AMERICAN INTERNATIONAL GROUP     (a)                      N/A           (a)
   AMERICAN INTERNATIONAL GROUP     (c)                      N/A           (c)
   AMR CORP/DEL                     (a)                      N/A           (a)
   AMR CORP/DEL                     (c)                      N/A           (c)
   ANADARKO PETROLEUM CORP          (c)                      N/A           (c)
   AOL TIME WARNER INC              (a)                      N/A           (a)
   AOL TIME WARNER INC              (c)                      N/A           (c)
   APACHE CORPORATION               (a)                      N/A           (a)
   AT&T WIRELESS SERVICES INC       (a)                      N/A           (a)
   AT&T WIRELESS SERVICES INC       (c)                      N/A           (c)
   BANK OF AMERICA CORP             (a)                      N/A           (a)

  BANK OF AMERICA CORP              COMM STK USD PAR .01          2295677               5,953,858.62     87,531.00
  BARRICK GOLD CORP                 COMM STK NPV                  CA0679011084          9,775,134.76    535,000.00
  BARRICK GOLD CORP (US$)           COMM STK NO PAR               CA0679011084#         3,893,888.00    209,800.00
  CENDANT CORPORATION               COMM STK USD PAR .01          2214638              21,239,884.80  1,106,244.00
  CENDANT CORPORATION               COMM STK USD PAR .01          2214638              13,413,120.00    686,000.00
  CISCO SYSTEMS INC                                               US17275R1023          6,612,858.00    390,600.00
  CISCO SYSTEMS INC                                               US17275R1023          8,117,088.50    459,450.00
  CITIGROUP INC                     COMM STK USD PAR 0.01         US1729671016         11,361,373.60    229,430.00
  CITIGROUP INC                     COMM STK USD PAR 0.01         US1729671016         10,353,790.16    198,750.00
  CLEAR CHANNEL COMMUNICATIONS      COMM STK USD PAR .01          2202536               9,876,683.56    192,116.00
  CLEAR CHANNEL COMMUNICATIONS      COMM STK USD PAR .01          2202536               7,595,827.50    147,750.00
  CLOROX CO-DEL                     COMM STK USD PAR 1            US1890541097          7,832,588.49    179,523.00
  CLOROX CO-DEL                     COMM STK USD PAR 1            US1890541097          7,899,211.50    181,050.00
  COCA-COLA COMPANY (THE)           COMM STK USD PAR 0.25         2206657               9,397,759.02    179,827.00
  COCA-COLA COMPANY (THE)           COMM STK USD PAR 0.25         2206657              10,138,440.00    184,000.00
  COMPAQ COMPUTER CORP              COMM STK USD PAR 0.01         US2044931002            184,881.40     17,692.00
  DELL COMPUTER CORP                COMM STK USD PAR 0.01         2261526               7,506,102.80    287,480.00
  DELL COMPUTER CORP                COMM STK USD PAR 0.01         2261526               5,933,497.50    227,250.00
  DELPHI CORP                       COMM STK USD PAR 0.01         2385998                  64,919.40      4,060.00
  DOMTAR INC                        COMM STK NO PAR               2276304               1,276,043.63    117,000.00
  DOW CHEMICAL COM USD2.50          COMM STK USD PAR 2.5          2278719                 654,400.00     20,000.00
  DU PONT (E.I.) DE NEMOURS         COMM STK                      2018175              19,456,730.40    412,656.00
  DU PONT (E.I.) DE NEMOURS         COMM STK                      2018175              15,394,475.00    321,500.00
  EMC CORP/MASS                     COMM STK USD PAR 0.01         2295172                  40,051.20      3,360.00
  EMERSON ELECTRIC CO               COMM STK USD PAR 1            2313405              14,343,310.53    249,927.00
  EMERSON ELECTRIC CO               COMM STK USD PAR 1            2313405              10,574,107.50    184,250.00
  ENRON CORP                        COMM STK NO PAR               2466019                     242.39      1,243.00
  EXXON MOBIL CORP                  COMM STK NPV                  2326618              20,529,226.89    468,383.00
  EXXON MOBIL CORP                  COMM STK NPV                  2326618              19,719,117.00    437,900.00
  FLEET BOSTON FINANCIAL CORP       COMM STK USD PAR 0.01         2462222               4,563,755.00    130,393.00
  FLEET BOSTON FINANCIAL CORP       COMM STK USD PAR 0.01         2462222               4,602,500.00    131,500.00
  FPL GROUP INC                     COMM STK USD PAR .01          2328915                  59,550.00      1,000.00
  FREDDIE MAC                       COMM STK USD PAR .21          2334150                 160,896.43      2,539.00
  GENERAL ELECTRIC CO SHARES        COMM STK USD PAR .16          US3696041033          8,509,389.00    227,220.00
  GENERAL ELECTRIC CO SHARES        COMM STK USD PAR .16          US3696041033         12,442,762.50    319,750.00
  GENERAL MOTORS CORP               COMM STK USD PAR 1.666        2365804                 773,760.00      5,800.00
  GILEAD SCIENCES INC               COMMON STOCK PAR $ 0.001      2369174               3,462,957.80     96,220.00
  GILEAD SCIENCES INC               COMMON STOCK PAR $ 0.001      2369174               2,094,618.00     58,200.00
  GILLETTE COMPANY                  COMM STCK USD PAR 1           2369301              17,539,365.12    515,712.00
  GILLETTE COMPANY                  COMM STCK USD PAR 1           2369301              14,224,682.50    406,250.00
  GOLDCORP INC                      COMMON STOCK NO PAR           2676302               1,304,531.78     75,000.00
  GOLDEN TELECOM INC                COMM STK USD0.01              2494719                  47,988.00      3,100.00


  BANK OF AMERICA CORP              (c)                  N/A        (c)
  BARRICK GOLD CORP                 (a)                  N/A        (a)
  BARRICK GOLD CORP (US$)           (a)                  N/A        (a)
  CENDANT CORPORATION               (a)                  N/A        (a)
  CENDANT CORPORATION               (c)                  N/A        (c)
  CISCO SYSTEMS INC                 (a)                  N/A        (a)
  CISCO SYSTEMS INC                 (c)                  N/A        (c)
  CITIGROUP INC                     (a)                  N/A        (a)
  CITIGROUP INC                     (c)                  N/A        (c)
  CLEAR CHANNEL COMMUNICATIONS      (a)                  N/A        (a)
  CLEAR CHANNEL COMMUNICATIONS      (c)                  N/A        (c)
  CLOROX CO-DEL                     (a)                  N/A        (a)
  CLOROX CO-DEL                     (c)                  N/A        (c)
  COCA-COLA COMPANY (THE)           (a)                  N/A        (a)
  COCA-COLA COMPANY (THE)           (c)                  N/A        (c)
  COMPAQ COMPUTER CORP              (a)                  N/A        (a)
  DELL COMPUTER CORP                (a)                  N/A        (a)
  DELL COMPUTER CORP                (c)                  N/A        (c)
  DELPHI CORP                       (c)                  N/A        (c)
  DOMTAR INC                        (a)                  N/A        (a)
  DOW CHEMICAL COM USD2.50          (a)                  N/A        (a)
  DU PONT (E.I.) DE NEMOURS         (a)                  N/A        (a)
  DU PONT (E.I.) DE NEMOURS         (c)                  N/A        (c)
  EMC CORP/MASS                     (a)                  N/A        (a)
  EMERSON ELECTRIC CO               (a)                  N/A        (a)
  EMERSON ELECTRIC CO               (c)                  N/A        (c)
  ENRON CORP                        (a)                  N/A        (a)
  EXXON MOBIL CORP                  (a)                  N/A        (a)
  EXXON MOBIL CORP                  (c)                  N/A        (c)
  FLEET BOSTON FINANCIAL CORP       (a)                  N/A        (a)
  FLEET BOSTON FINANCIAL CORP       (c)                  N/A        (c)
  FPL GROUP INC                     (a)                  N/A        (a)
  FREDDIE MAC                       (a)                  N/A        (a)
  GENERAL ELECTRIC CO SHARES        (a)                  N/A        (a)
  GENERAL ELECTRIC CO SHARES        (c)                  N/A        (c)
  GENERAL MOTORS CORP               (c)                  N/A        (c)
  GILEAD SCIENCES INC               (a)                  N/A        (a)
  GILEAD SCIENCES INC               (c)                  N/A        (c)
  GILLETTE COMPANY                  (a)                  N/A        (a)
  GILLETTE COMPANY                  (c)                  N/A        (c)
  GOLDCORP INC                      (a)                  N/A        (a)
  GOLDEN TELECOM INC                (a)                  N/A        (a)

  GUIDANT CORPORATION               COMM STK NO PAR               2393979               9,616,866.72    221,996.00
  GUIDANT CORPORATION               COMM STK NO PAR               2393979               7,765,110.00    179,250.00
  HONEYWELL INTERNATIONAL INC       COMM STK USD PAR 1            2020459                 306,160.00    298,160.00
  I2 TECHNOLOGIES INC               COMM STK USD PAR 0.00025      2896081                  17,760.60      3,510.00
  ILLINOIS TOOL WORKS INC           COMM STK NPV                  452308109            13,334,683.80    184,308.00
  ILLINOIS TOOL WORKS INC           COMM STK NPV                  452308109             9,987,917.50    138,050.00
  INCO LTD COMMON STOCK NP          COMM STK NO PAR               2460389               1,076,350.00     55,000.00
  INKTOMI CORP                      COMMON STOCK PAR USD 0.001    2254087                  15,283.50      4,430.00
  INTEL CORP SHARES                 COMM STK USD PAR .001         US4581401001         10,975,638.02    360,922.00
  INTEL CORP SHARES                 COMM STK USD PAR .001         US4581401001         10,015,533.50    322,850.00
  INTERNATIONAL PAPER CO            COMM STK USD PAR 1.00         2465254               2,150,500.00     50,000.00
  ISHARES MSCI S.KOREA INDEX FND    INDEX FUND                    2592561               6,862,050.00    299,000.00
  ISHARES MSCI S.KOREA INDEX FND    INDEX FUND                    2592561               1,826,820.00     79,600.00
  ISHARES MSCI TAIWAN INDEX FND                                   2671868               4,704,210.00    393,000.00
  ISHARES MSCI TAIWAN INDEX FND                                   2671868               1,241,289.00    103,700.00
  JDS UNIPHASE CORP                 COMMON STOCK PAR USD 0.001    2907789                   7,833.70      1,330.00
  KINROSS GOLD CORP                 COMM STK NO PAR               2492315                 954,306.13    750,000.00
  LILLY (ELI) & CO                  COMM STK NO PAR               2516152              14,351,050.80    188,334.00
  LILLY (ELI) & CO                  COMM STK NO PAR               2516152              12,588,240.00    165,200.00
  LUCENT TECHNOLOGIES               COMM STK USD PAR 0.01         US5494631071             27,765.10      5,870.00
  LUXOTTICA GROUP SPA-SPON ADR      ADR                           US55068R2022          2,616,300.00    135,000.00
  MATAV RT-SPONSORED ADR (E/C)      1 ADR REPS 5 SHS (EUROCLEAR)  US5597761098          5,193,030.00    298,450.00
  MCDATA CORPORATION                COMMON STOCK PAR USD 0.01     2722669                     700.33         59.00
  MCDONALD`S CORPORATION            COMM STK USD PAR .01          US5801351017         20,031,420.75    721,853.00
  MCDONALD`S CORPORATION            COMM STK USD PAR .01          US5801351017         16,079,737.50    579,450.00
  MEDTRONIC INC                     COMM STK USD PAR .1           US5850551061         20,495,049.30    453,330.00
  MEDTRONIC INC                     COMM STK USD PAR .1           US5850551061         17,247,615.00    381,500.00
  MEXICO FUND INC                   CLOSE-ENDED MGMT INV CO       2587170               1,083,500.00     55,000.00
  MICROSOFT CORP                    COMM STK USD PAR 0.00001      US5949181045         18,520,115.42    307,082.00
  MICROSOFT CORP                    COMM STK USD PAR 0.00001      US5949181045         16,410,351.00    267,600.00
  MINAS BUENAVENTURA - SPON ADR     ADR                           204448104             2,633,475.00     97,500.00
  MOTOROLA INC SHARES               COMM STK USD PAR 3.00         US6200761095          7,226,025.00    508,875.00
  MOTOROLA INC SHARES               COMM STK USD PAR 3.00         US6200761095          6,296,280.00    430,800.00
  MSDW INDIA INVESTMENT FUND                                      US61745C1053            175,024.80     17,520.00
  NEWMONT MINING CORPORATION        COMM STK USD PAR 1.6          651639106            10,030,702.50    362,250.00
  NORANDA INC                       COMM STK NO PAR               2641322               1,110,630.56     94,000.00
  NUCOR CORPORATION                 COMM STK USD PAR 0.40         2651086                 578,160.00      9,000.00
  PEPSICO INC                       COMM STK USD PAR 0.017        2681511              16,352,537.50    317,525.00
  PEPSICO INC                       COMM STK USD PAR 0.017        2681511              13,377,125.00    259,750.00
  PFIZER INC                        COMM STK USD PAR 0.05         2684703              23,505,733.12    591,488.00
  PFIZER INC                        COMM STK USD PAR 0.05         2684703              17,412,081.00    438,150.00
  PHARMACIA CORPORATION             COMM STK USD PAR 2.0          US71713U1025         16,895,758.60    374,795.00


  GUIDANT CORPORATION                 (a)                  N/A        (a)
  GUIDANT CORPORATION                 (c)                  N/A        (c)
  HONEYWELL INTERNATIONAL INC         (c)                  N/A        (c)
  I2 TECHNOLOGIES INC                 (a)                  N/A        (a)
  ILLINOIS TOOL WORKS INC             (a)                  N/A        (a)
  ILLINOIS TOOL WORKS INC             (c)                  N/A        (c)
  INCO LTD COMMON STOCK NP            (a)                  N/A        (a)
  INKTOMI CORP                        (a)                  N/A        (a)
  INTEL CORP SHARES                   (a)                  N/A        (a)
  INTEL CORP SHARES                   (c)                  N/A        (c)
  INTERNATIONAL PAPER CO              (a)                  N/A        (a)
  ISHARES MSCI S.KOREA INDEX FND      (a)                  N/A        (a)
  ISHARES MSCI S.KOREA INDEX FND      (c)                  N/A        (c)
  ISHARES MSCI TAIWAN INDEX FND       (a)                  N/A        (a)
  ISHARES MSCI TAIWAN INDEX FND       (c)                  N/A        (c)
  JDS UNIPHASE CORP                   (a)                  N/A        (a)
  KINROSS GOLD CORP                   (a)                  N/A        (a)
  LILLY (ELI) & CO                    (a)                  N/A        (a)
  LILLY (ELI) & CO                    (c)                  N/A        (c)
  LUCENT TECHNOLOGIES                 (a)                  N/A        (a)
  LUXOTTICA GROUP SPA-SPON ADR        (a)                  N/A        (a)
  MATAV RT-SPONSORED ADR (E/C)        (a)                  N/A        (a)
  MCDATA CORPORATION                  (a)                  N/A        (a)
  MCDONALD`S CORPORATION              (a)                  N/A        (a)
  MCDONALD`S CORPORATION              (c)                  N/A        (c)
  MEDTRONIC INC                       (a)                  N/A        (a)
  MEDTRONIC INC                       (c)                  N/A        (c)
  MEXICO FUND INC                     (c)                  N/A        (c)
  MICROSOFT CORP                      (a)                  N/A        (a)
  MICROSOFT CORP                      (c)                  N/A        (c)
  MINAS BUENAVENTURA - SPON ADR       (a)                  N/A        (a)
  MOTOROLA INC SHARES                 (a)                  N/A        (a)
  MOTOROLA INC SHARES                 (c)                  N/A        (c)
  MSDW INDIA INVESTMENT FUND          (a)                  N/A        (a)
  NEWMONT MINING CORPORATION          (a)                  N/A        (a)
  NORANDA INC                         (a)                  N/A        (a)
  NUCOR CORPORATION                   (a)                  N/A        (a)
  PEPSICO INC                         (a)                  N/A        (a)
  PEPSICO INC                         (c)                  N/A        (c)
  PFIZER INC                          (a)                  N/A        (a)
  PFIZER INC                          (c)                  N/A        (c)
  PHARMACIA CORPORATION               (a)                  N/A        (a)

  PHARMACIA CORPORATION             COMM STK USD PAR 2.0          US71713U1025         14,146,104.00    313,800.00
  PHELPS DODGE CORPORATION          COMM STK USD PAR 6.25         2685007               1,389,300.00     33,000.00
  PHILIP MORRIS COMPANIES INC       COMM STK USD PAR 0.333        US7181541076         10,075,349.64    191,292.00
  PHILIP MORRIS COMPANIES INC       COMM STK USD PAR 0.333        US7181541076          9,570,139.00    176,700.00
  PLACER DOME INC                   COMM STK NO PAR               CA7259061017          8,649,554.97    715,000.00
  PLACER DOME INC                   COMM STK NPV                  2691725                 367,500.00     30,000.00
  PNC FINANCIAL SERVICES GROUP      COMM STK USD PAR 5.00         2692665               4,144,487.49     67,401.00
  PNC FINANCIAL SERVICES GROUP      COMM STK USD PAR 5.00         2692665               3,464,961.50     56,350.00
  PPG INDUSTRIES INC                COMM STK USD PAR 1.67         693506107             5,278,333.57     96,127.00
  PPG INDUSTRIES INC                COMM STK USD PAR 1.67         693506107             4,705,787.00     85,700.00
  R.O.C. TAIWAN FUND                                              US7496511053          1,722,429.88    339,061.00
  RAYTHEON COMPANY                  COMM STK                      2758051                  15,147.45        369.00
  ROSTELECOM - SPONS ADR            ADR USD PAR 2.50              2150259               1,619,435.00    209,500.00
  S & P 500 DEPOSITARY RECEIPT      COMMON STOCK NO PAR           2840215               5,845,100.80     51,040.00
  S & P 500 DEPOSITARY RECEIPT      COMMON STOCK NO PAR           2840215                 675,668.00      5,900.00
  SBC COMMUNICATIONS INC            COMM STK USD PAR 1            2831811              14,238,544.32    380,303.00
  SBC COMMUNICATIONS INC            COMM STK USD PAR 1            2831811              13,107,744.00    335,100.00
  SIEBEL SYSTEMS INC                COMM STK PAR USD 0.001        826170102                37,175.40      1,140.00
  SOLECTRON CORP                    COMM STK PAR USD 0.001        2820563               2,011,050.60    257,827.00
  SOLECTRON CORP                    COMM STK PAR USD 0.001        2820563               1,789,710.00    229,450.00
  SPRINT CORP (FON GROUP)           COMM STK USD PAR 2.5          US8520611000            163,648.87     10,703.00
  STAPLES INC                       COMM STK NO PAR               US8550301027          5,807,335.91    290,803.00
  STAPLES INC                       COMM STK NO PAR               US8550301027          4,283,565.00    214,500.00
  TAIWAN FUND INC                                                 US8740361063          3,570,540.16    267,256.00
  TATNEFT - ADR                     (1 ADR = 20 ORD SHS)          2255110               3,360,500.00    235,000.00
  TELEFONOS DE MEXICO ADR           ADR NO PAR                    US8794037809            242,340.00      6,000.00
  TEXAS INSTRUMENTS                 COMM STK USD PAR 1.00         2885409               6,634,001.30    200,423.00
  TEXAS INSTRUMENTS                 COMM STK USD PAR 1.00         2885409               5,744,505.00    173,550.00
  UNION PACIFIC CORP                COMM STK USD PAR 2.50         2914734                 444,301.00      2,650.00
  UNITED PARCEL SERVICE CL B        COM STOCK PAR USD .01         2517382              12,470,992.00    205,115.00
  UNITED PARCEL SERVICE CL B        COM STOCK PAR USD .01         2517382              12,670,720.00    208,400.00
  UNITED TECHNOLOGIES CORP          COMM STK USD PAR 1.00         2915500              11,278,622.60    152,003.00
  UNITED TECHNOLOGIES CORP          COMM STK USD PAR 1.00         2915500               9,200,800.00    124,000.00
  VASOGEN INC                       COMM STK NPV                  2938143               1,584,555.60    400,000.00
  VERITAS SOFTWARE CORP             COMM STK PAR USD 0.001        923436109             4,957,655.13    113,111.00
  VERITAS SOFTWARE CORP             COMM STK PAR USD 0.001        923436109             2,555,289.00     58,300.00
  VIACOM INC - CL B                 COMM STK USD PAR 0.01         2930611               8,869,219.94    183,362.00
  VIACOM INC - CL B                 COMM STK USD PAR 0.01         2930611              10,218,162.50    211,250.00
  VIMPEL-COMMUNICATIONS- SP ADR     ADR                           2943675               4,022,500.00    125,000.00
  WEYERHAEUSER CO                   COMM STK USD PAR 1.25         2958936                 229,439.00      3,650.00
  WORLDCOM INC-MCI GROUP            TRACKING STK PAR USD 0.01     98157D304                 1,099.26        186.00
  WORLDCOM INC-WORLDCOM GROUP       TRACKING STK PAR USD 0.01     98157D106                31,320.78      4,647.00


  PHARMACIA CORPORATION             (c)                  N/A        (c)
  PHELPS DODGE CORPORATION          (a)                  N/A        (a)
  PHILIP MORRIS COMPANIES INC       (a)                  N/A        (a)
  PHILIP MORRIS COMPANIES INC       (c)                  N/A        (c)
  PLACER DOME INC                   (a)                  N/A        (a)
  PLACER DOME INC                   (a)                  N/A        (a)
  PNC FINANCIAL SERVICES GROUP      (a)                  N/A        (a)
  PNC FINANCIAL SERVICES GROUP      (c)                  N/A        (c)
  PPG INDUSTRIES INC                (a)                  N/A        (a)
  PPG INDUSTRIES INC                (c)                  N/A        (c)
  R.O.C. TAIWAN FUND                (c)                  N/A        (c)
  RAYTHEON COMPANY                  (c)                  N/A        (c)
  ROSTELECOM - SPONS ADR            (a)                  N/A        (a)
  S & P 500 DEPOSITARY RECEIPT      (a)                  N/A        (a)
  S & P 500 DEPOSITARY RECEIPT      (c)                  N/A        (c)
  SBC COMMUNICATIONS INC            (a)                  N/A        (a)
  SBC COMMUNICATIONS INC            (c)                  N/A        (c)
  SIEBEL SYSTEMS INC                (a)                  N/A        (a)
  SOLECTRON CORP                    (a)                  N/A        (a)
  SOLECTRON CORP                    (c)                  N/A        (c)
  SPRINT CORP (FON GROUP)           (a)                  N/A        (a)
  STAPLES INC                       (a)                  N/A        (a)
  STAPLES INC                       (c)                  N/A        (c)
  TAIWAN FUND INC                   (c)                  N/A        (c)
  TATNEFT - ADR                     (a)                  N/A        (a)
  TELEFONOS DE MEXICO ADR           (a)                  N/A        (a)
  TEXAS INSTRUMENTS                 (a)                  N/A        (a)
  TEXAS INSTRUMENTS                 (c)                  N/A        (c)
  UNION PACIFIC CORP                (c)                  N/A        (c)
  UNITED PARCEL SERVICE CL B        (a)                  N/A        (a)
  UNITED PARCEL SERVICE CL B        (c)                  N/A        (c)
  UNITED TECHNOLOGIES CORP          (a)                  N/A        (a)
  UNITED TECHNOLOGIES CORP          (c)                  N/A        (c)
  VASOGEN INC                       (a)                  N/A        (a)
  VERITAS SOFTWARE CORP             (a)                  N/A        (a)
  VERITAS SOFTWARE CORP             (c)                  N/A        (c)
  VIACOM INC - CL B                 (a)                  N/A        (a)
  VIACOM INC - CL B                 (c)                  N/A        (c)
  VIMPEL-COMMUNICATIONS- SP ADR     (a)                  N/A        (a)
  WEYERHAEUSER CO                   (c)                  N/A        (c)
  WORLDCOM INC-MCI GROUP            (a)                  N/A        (a)
  WORLDCOM INC-WORLDCOM GROUP       (a)                  N/A        (a)

  WRIGLEY (WM) JR CO                COMM STK NO PAR               2983604               3,839,226.27     72,017.00
  WRIGLEY (WM) JR CO                COMM STK NO PAR               2983604               4,363,423.50     81,850.00
  XILINX INC                                                      2985677               4,175,653.88    104,758.00
  XILINX INC                                                      2985677               2,770,270.00     69,500.00
  XO COMMUNICATIONS INC - A         COMM STK PAR USD 0.02         2108441                       0.00      2,461.00

                                    Subtotal of Mkt Value -->     1,022,583,028.64

                                    Market Values as of           31 Mar 02

  WRIGLEY (WM) JR CO                (a)                  N/A        (a)
  WRIGLEY (WM) JR CO                (c)                  N/A        (c)
  XILINX INC                        (a)                  N/A        (a)
  XILINX INC                        (c)                  N/A        (c)
  XO COMMUNICATIONS INC - A         (a)                  N/A        (a)